Annual Fund Operating Expenses - Investor - Vanguard Target Retirement 2035 Fund - Investor Shares	Jan. 31, 2021
Operating Expenses:
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	0.14%